UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tennenbaum Capital Partners, LLC
Address:     2951 28th Street, Suite 1000
             Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul L. Davis
Title:   Chief Financial Officer
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

      /s/ Paul L. Davis        Santa Monica, California       November 14, 2012
      -----------------        ------------------------       -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    5
Form 13F Information Table Value Total:    $50,336
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                             TITLE OF               VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         CLASS       CUSIP     (X$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC            FRNT
                            4.000% 2/1 043353AH4      2,030    2,725,000  PRN           SOLE              2,725,000
DIALOGIC INC                COM        25250T100     18,900    7,499,990  SH            SOLE              7,499,990
DORAL FINL CORP             COM NEW    25811P886      5,400    5,739,988  SH            SOLE              5,739,988
HAWAIIAN TELCOM HOLDCO INC  COM        420031106     12,839      724,159  SH            SOLE                724,159
ONLINE RES CORP             COM        68273G101     11,167    3,811,400  SH            SOLE              3,811,400